Commitments and Contingencies - Leased property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Leased Assets [Line Items]
Gross	$ 433	$ 2,213
Less: accumulated amortization	186	801
Total	247	1,412
Depreciation expense	256	321	$ 302
Leased Vehicles
Capital Leased Assets [Line Items]
Gross	$ 433	481
Leased Machinery and equipment
Capital Leased Assets [Line Items]
Gross		$ 1,732